BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES - Fair value of Financial Instruments (Details) - Recurring - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible notes payable
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	$ 14,478,000	$ 13,651,000
Subordinated convertible notes
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	12,079,380	10,355,681
Earn-out liability
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	11,310,000	12,810,000
Warrant liability
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	2,834,062	1,991,503	$ 562,244
Level 3 | Convertible notes payable
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	14,478,000	13,651,000
Level 3 | Subordinated convertible notes
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	12,079,380	10,355,681
Level 3 | Earn-out liability
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	11,310,000	12,810,000
Level 3 | Warrant liability
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Fair value	$ 2,834,062	$ 1,991,503	$ 562,244